Note 18 - Operating Segmentation	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

18. Operating segmentation:

The Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank has adopted a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA obtains its deposits and delivers the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor - Through its wholly owned subsidiary, DRTC, VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Real Bank Tokenized Deposits™ (“RBTD”s™) (formerly known as Real Bank Deposit Tokens (“RBDT”) and Digital Deposit Receipts (“DDR”)). Digital Meteor operates as a business segment within DRTC.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the President, and the Chief Financial Officer, in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2025 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three months ended July 31, 2026, and 2025:

(thousands of Canadian dollars)
for the three months ended	July 31, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$27,472	$9,301	$-	$-	$-	$36,773
Non-interest income	93	2	413	1,875	(347)	2,036
Total revenue	27,565	9,303	413	1,875	(347)	38,809

Provision for (recovery of) credit losses	5	(234)	-	-	-	(229)
	27,560	9,537	413	1,875	(347)	39,038
Non-interest expenses:
Salaries and benefits	8,527	1,743	192	1,626	-	12,088
General and administrative	9,288	1,249	28	483	(347)	10,701
Premises and equipment	875	1,009	31	458	-	2,373
	18,690	4,001	251	2,567	(347)	25,162

Income (loss) before income taxes	8,870	5,536	162	(692)	-	13,876

Income tax provision	2,291	1,591	48	(114)	-	3,816

Net income (loss)	$6,579	$3,945	$114	$(578)	$-	$10,060

Total assets	$5,513,067	$1,355,667	$11,095	$15,999	$(20,590)	$6,875,238

Total liabilities	$5,223,535	$1,084,336	$321	$29,407	$(27,926)	$6,309,673

for the three months ended	July 31, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$26,656	$3,123	$-	$-	$-	$29,779
Non-interest income	(37)	(7)	622	1,569	(343)	1,804
Total revenue	26,619	3,116	622	1,569	(343)	31,583

Provision for (recovery of) credit losses	1,201	(20)	-	-	-	1,181
	25,418	3,136	622	1,569	(343)	30,402
Non-interest expenses:
Salaries and benefits	7,214	1,174	214	1,497	-	10,099
General and administrative	8,636	1,163	47	214	(343)	9,717
Premises and equipment	898	186	373	376	-	1,833
	16,748	2,523	634	2,087	(343)	21,649

Income (loss) before income taxes	8,670	613	(12)	(518)	-	8,753

Income tax provision	2,150	176	(35)	(120)	-	2,171

Net income (loss)	$6,520	$437	$23	$(398)	$-	$6,582

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347

The following table sets out the results of each reportable operating segment as at and for the nine months ended July 31, 2026, and 2025:

(thousands of Canadian dollars)
for the nine months ended	July 31, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$82,347	$23,986	$-	$-	$-	$106,333
Non-interest income	942	(13)	1,690	5,700	(1,036)	7,283
Total revenue	83,289	23,973	1,690	5,700	(1,036)	113,616

Provision for (recovery of) credit losses	1,181	(282)	-	-	-	899
	82,108	24,255	1,690	5,700	(1,036)	112,717
Non-interest expenses:
Salaries and benefits	22,533	5,546	570	5,024	-	33,673
General and administrative	30,490	2,563	100	1,351	(1,036)	33,468
Premises and equipment	2,747	1,637	133	1,536	-	6,053
	55,770	9,746	803	7,911	(1,036)	73,194

Income (loss) before income taxes	26,338	14,509	887	(2,211)	-	39,523

Income tax provision	6,951	4,170	242	(494)	-	10,869

Net income (loss)	$19,387	$10,339	$645	$(1,717)	$-	$28,654

Total assets	$5,513,067	$1,355,667	$11,095	$15,999	$(20,590)	$6,875,238

Total liabilities	$5,223,535	$1,084,336	$321	$29,407	$(27,926)	$6,309,673

for the nine months ended	July 31, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$75,866	$7,669	$-	$-	$-	$83,535
Non-interest income	210	(24)	1,533	5,347	(1,052)	6,014
Total revenue	76,076	7,645	1,533	5,347	(1,052)	89,549

Provision for (recovery of) credit losses	3,188	(94)	-	-	-	3,094
	72,888	7,739	1,533	5,347	(1,052)	86,455
Non-interest expenses:
Salaries and benefits	18,339	3,802	684	5,043	-	27,868
General and administrative	18,619	2,560	434	1,365	(1,052)	21,926
Premises and equipment	2,748	399	544	1,379	-	5,070
	39,706	6,761	1,662	7,787	(1,052)	54,864

Income (loss) before income taxes	33,182	978	(129)	(2,440)	-	31,591

Income tax provision	8,698	305	(33)	(633)	-	8,337

Net income (loss)	$24,484	$673	$(96)	$(1,807)	$-	$23,254

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347

Prior to the year ended October 31, 2025, substantially all Digital Banking operations were based in Canada.